Segmental analysis - Constant currency profit before tax and balance sheet data (Details) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2026 USD ($) global_function	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of operating segments [line items]
Number of global functions | global_function		4
Net operating income before change in expected credit losses and other credit impairment charges	[1]	$ 37,742	$ 34,122
– of which: net interest income/(expense)		18,233	16,821
Change in expected credit losses and other credit impairment charges		(2,353)	(1,941)
Net operating income		35,389	32,181
Total operating expenses		(17,426)	(17,022)
Operating profit		17,963	15,159
Share of profit in associates and joint ventures		1,559	1,651
Profit before tax		19,522	15,810
Loans and advances to customers (net)		1,022,105	981,722	$ 988,399
Interests in associates and joint ventures		31,333	28,202	29,577
Total external assets		3,438,161	3,214,371	3,233,034
Customer accounts		1,827,703	1,718,604	1,786,828
Insurance finance expense		(5,838)	(5,329)
Bank of Communications Co., Limited
Disclosure of operating segments [line items]
Share of profit in associates and joint ventures		1,187	1,260
Dilution loss of interest in associate		0	1,136
Impairment loss recognised in profit or loss		0	1,000	1,000
Operating segments
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		37,742	34,812
Change in expected credit losses and other credit impairment charges		(2,353)	(2,015)
Net operating income		35,389	32,797
Total operating expenses		(17,426)	(17,451)
Operating profit		17,963	15,346
Share of profit in associates and joint ventures		1,559	655
Profit before tax		$ 19,522	$ 16,001
Share of HSBC’s constant currency profit/(loss) before tax		100.00%	100.00%
Constant currency cost efficiency ratio		0.462	0.501
Loans and advances to customers (net)		$ 1,022,105	$ 971,039	981,950
Interests in associates and joint ventures		31,333	29,049	30,026
Total external assets		3,438,161	3,175,982	3,206,415
Customer accounts		1,827,703	1,697,599	$ 1,771,972
Operating segments | Hong Kong
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		8,132	7,666
Change in expected credit losses and other credit impairment charges		(540)	(857)
Net operating income		7,592	6,809
Total operating expenses		(2,454)	(2,298)
Operating profit		5,138	4,511
Share of profit in associates and joint ventures		0	0
Profit before tax		$ 5,138	$ 4,511
Share of HSBC’s constant currency profit/(loss) before tax		26.30%	28.20%
Constant currency cost efficiency ratio		0.302	0.300
Loans and advances to customers (net)		$ 230,495	$ 225,442
Interests in associates and joint ventures		0	0
Total external assets		450,796	425,910
Customer accounts		536,808	508,730
Operating segments | UK
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		6,530	6,241
Change in expected credit losses and other credit impairment charges		(505)	(340)
Net operating income		6,025	5,901
Total operating expenses		(2,693)	(2,672)
Operating profit		3,332	3,229
Share of profit in associates and joint ventures		0	0
Profit before tax		$ 3,332	$ 3,229
Share of HSBC’s constant currency profit/(loss) before tax		17.10%	20.20%
Constant currency cost efficiency ratio		0.412	0.428
Loans and advances to customers (net)		$ 306,175	$ 286,036
Interests in associates and joint ventures		0	0
Total external assets		449,769	417,723
Customer accounts		348,342	336,506
Operating segments | CIB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		15,609	14,819
Change in expected credit losses and other credit impairment charges		(894)	(313)
Net operating income		14,715	14,506
Total operating expenses		(7,465)	(7,701)
Operating profit		7,250	6,805
Share of profit in associates and joint ventures		0	0
Profit before tax		$ 7,250	$ 6,805
Share of HSBC’s constant currency profit/(loss) before tax		37.10%	42.50%
Constant currency cost efficiency ratio		0.478	0.520
Loans and advances to customers (net)		$ 331,512	$ 311,033
Interests in associates and joint ventures		82	107
Total external assets		1,970,104	1,752,248
Customer accounts		669,711	577,443
Operating segments | IWPB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		7,739	7,284
Change in expected credit losses and other credit impairment charges		(413)	(503)
Net operating income		7,326	6,781
Total operating expenses		(4,727)	(4,647)
Operating profit		2,599	2,134
Share of profit in associates and joint ventures		17	2
Profit before tax		$ 2,616	$ 2,136
Share of HSBC’s constant currency profit/(loss) before tax		13.40%	13.30%
Constant currency cost efficiency ratio		0.611	0.638
Loans and advances to customers (net)		$ 153,763	$ 148,341
Interests in associates and joint ventures		512	511
Total external assets		439,388	435,501
Customer accounts		272,646	274,578
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		(268)	(1,198)
Change in expected credit losses and other credit impairment charges		(1)	(2)
Net operating income		(269)	(1,200)
Total operating expenses		(87)	(133)
Operating profit		(356)	(1,333)
Share of profit in associates and joint ventures		1,542	653
Profit before tax		$ 1,186	$ (680)
Share of HSBC’s constant currency profit/(loss) before tax		6.10%	(4.20%)
Constant currency cost efficiency ratio		(0.325)	(0.111)
Loans and advances to customers (net)		$ 160	$ 187
Interests in associates and joint ventures		30,739	28,431
Total external assets		128,104	144,600
Customer accounts		196	342
Insurance finance expense		4,800	4,700
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		37,742	34,812
– of which: net interest income/(expense)		18,233	17,243
Operating segments excluding intersegment elimination | Hong Kong
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		5,179	4,865
– of which: net interest income/(expense)		5,975	5,724
Operating segments excluding intersegment elimination | UK
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		7,066	6,772
– of which: net interest income/(expense)		5,682	5,353
Operating segments excluding intersegment elimination | CIB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		20,942	20,356
– of which: net interest income/(expense)		8,023	7,458
Operating segments excluding intersegment elimination | IWPB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		7,086	6,226
– of which: net interest income/(expense)		3,585	3,848
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		(2,531)	(3,407)
– of which: net interest income/(expense)		(5,032)	(5,140)
Intersegment
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		0	0
Intersegment | Hong Kong
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		2,953	2,801
Intersegment | UK
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		(536)	(531)
Intersegment | CIB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		(5,333)	(5,537)
Intersegment | IWPB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		653	1,058
Intersegment | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		$ 2,263	$ 2,209

[1]	Also referred to as revenue.